Long-Term Debt (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt
Long-term debt consisted of the following: (in thousands)

	December 31,
	2019	2018
Note payable to a bank, with interest only payment until maturity.	$—	$—

Installment notes bearing interest at the rate of 5.0% to 6.5% per annum collateralized by vehicles with monthly payments including interest, insurance and maintenance of approximately $10	—	124
Total long-term debt	—	124
Less current maturities	—	(51)
Long-term debt, less current maturities	$—	$73

Schedule Of Future Debt Payments	Future debt payments to unrelated entities as of December 31, 2019 consisted of the following: (in thousands)
	2020	2021	2022	Total
Bank Credit Facility	$—	$—	$—	$—
Total	$—	$—	$—	$—

Components Of Lease Cost
Components of lease costs for the three months and six months ended June 30, 2020 and 2019 (in thousands):

		Period Ended
		For the Three Months Ended		For the Six Months Ended
	Statement of Operations Account	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Operating lease cost:
	Production costs and taxes	$4	$3	$7	$6
	General and administrative	13	12	25	24
Total operating lease cost		$17	$15	$32	$30

Finance lease cost:
Amortization of right of use assets	Depreciation, depletion, and amortization	$18	$20	$36	$41
Interest on lease liabilities	Net interest expense	2	2	3	3
Total finance lease cost		$20	$22	$39	$44

Components of lease costs for the years December 31, 2019 and 2018 (in thousands):

		For the years ended December 31,
	Income Statement Account	2019	2018

Operating lease cost:
	Production costs and taxes	$13	$—
	General and administrative	49	—
Total operating lease cost		$62	$—

Finance lease cost:
Amortization of right of use assets	Depreciation, depletion, and amortization	$79	$—
Interest on lease liabilities	Net interest expense	5	—
Total finance lease cost		$84	$—

Supplemental Cash Flow Information Related To Leases
Supplemental lease related cash flow information for the three months and six months ended June 30, 2020 and 2019 (in thousands):

	Period Ended
	For the Three Months Ended		For the Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Cash paid for amounts included in lease liabilities:
Operating cash flows from operating leases	$17	$15	$32	$30
Operating cash flows from finance leases	2	2	3	3
Finance cash flows from finance leases	15	19	23	31

Right of use assets obtained in exchange for lease obligations:
Operating leases	63	—	63	98

Supplemental lease related cash flow information for the years December 31, 2019 and 2018 (in thousands):

	For the years ended December 31,
	2019	2018

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$62	$—
Operating cash flows from finance leases	5	—
Finance cash flows from finance leases	$53	$—

Right of use assets obtained in exchange for lease obligations:
Operating leases	$98	$—

Supplemental Balance Sheet Information Related To Leases
Supplemental lease related balance sheet information as of June 30, 2020 and December 31, 2019 (in thousands):

	Balance Sheet as of
	June 30, 2020	December 31, 2019

Operating Leases:

Right of use asset - operating leases	$73	$41

Lease liabilities - current	$62	$41
Lease liabilities - noncurrent	11	—
Total operating lease liabilities	$73	$41

Finance Leases:

Other property and equipment, gross	$264	$295
Accumulated depreciation	(138)	(146)
Other property and equipment, net	$126	$149

Lease liabilities - current	$59	$61
Lease liabilities - noncurrent	30	41
Total finance lease liabilities	$89	$102

Supplemental lease related balance sheet information as of December 31, 2019 and December 31, 2018 (in thousands):

	Balance Sheet as of December 31,
	2019	2018

Operating Leases:

Right of use asset - operating leases	$41	$—

Lease liabilities - current	$41	$—
Lease liabilities - noncurrent	—	—
Total operating lease liabilities	$41	$—

Finance Leases:

Other property and equipment, gross	$295	$—
Accumulated depreciation	(146)	—
Other property and equipment, net	$149	$—

Lease liabilities - current	$61	$—
Lease liabilities - noncurrent	41	—
Total finance lease liabilities	$102	$—

Schedule Of Weighted Average Remaining Lease Term And Discount Rate
Weighted average remaining lease term and discount rate as of June 30, 2020:

	Operating Leases	Finance Leases

Weighted average remaining lease term	1.2 years	0.9 years
Weighted average discount rate	4.07%	5.44%

Weighted average remaining lease term and discount rate as of December 31, 2019:

	Operating Leases	Finance Leases

Weighted average remaining lease term	0.7 years	0.9 years
Weighted average discount rate	6.0%	5.6%

Maturity Analysis For Operating and Finance Lease Liabilities	Maturity of lease liabilities as of June 30, 2020 (in thousands):
	Operating Leases	Finance Leases

2020	$32	$33
2021	43	56
Total lease payments	75	89
Less imputed interest	(2)	—
Total	$73	$89
Maturity of lease liabilities as of December 31, 2019 (in thousands):
	Operating Leases	Finance Leases

2020	42	65
2021	—	39
Total lease payments	42	104
Less imputed interest	(1)	(2)
Total	$41	$102